Related Party Transactions - Additional Information (Detail) ¥ in Millions				12 Months Ended
	Aug. 27, 2020 CNY (¥) m²	Aug. 24, 2017 CNY (¥) m²	Aug. 25, 2011	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2019 CNY (¥)
Disclosure of transactions between related parties [Line Items]
Comprehensive products and services agreement effective Period			3 years
New comprehensive products and services agreement effective Period	3 years
Borrowings				¥ 368,921	¥ 466,722
Annual fee				129,223	171,536		¥ 163,196
Property, plant and equipment subject to operating leases [member] | Land [member]
Disclosure of transactions between related parties [Line Items]
Supplemental Land Use Rights Leasing Contract, aggregate area of land | m²	1,142	1,773
Annual fee	¥ 5,673	¥ 5,783
Property, plant and equipment subject to operating leases [member] | Buildings [member]
Disclosure of transactions between related parties [Line Items]
Annual fee	¥ 713	¥ 730
Revised Building Leasing Contract, aggregate area of building | m²	1,287,486	1,152,968
Lease term	3 years
China National Petroleum Corporation and its fellow subsidiaries, associates and joint ventures [member]
Disclosure of transactions between related parties [Line Items]
Sales of goods				105,535	122,927	¥ 105,434
Sales of services				8,593	10,055	7,938
Purchases of goods and services				321,858	388,802	364,912
Purchases of assets				767	1,701	1,195
Interest income				381	460	535
Deposits				40,377	28,304
Purchases of financial service				8,051	8,759	11,970
Borrowings				96,298	179,699
Rents and other payments made under financial leasing				8,294	10,106	¥ 7,092
Annual fee				¥ 99,725	¥ 139,250
Leasing contract expiration date		Dec. 31, 2037